PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment
Estimated useful lives of Major Asset Categories

Buildings, plant and equipment	1 – 34 years
Underground mobile equipment	3 - 7 years
Light vehicles and other mobile equipment	1 - 7 years
Furniture, computer and office equipment	1 - 7 years
Property, Plant, and Equipment

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2020
Net of accumulated depreciation	$7,753	$12,288	$4,100	$24,141
Additions[6]	10	259	1,919	2,188
Capitalized interest	—	—	24	24
Disposals	(24)	(1)	(12)	(37)
Depreciation	(1,219)	(1,146)	—	(2,365)
Impairment reversals	260	412	5	677
Transfers[7]	693	1,757	(2,450)	—
At December 31, 2020	$7,473	$13,569	$3,586	$24,628
At December 31, 2020
Cost	$18,361	$29,901	$15,531	$63,793
Accumulated depreciation and impairments	(10,888)	(16,332)	(11,945)	(39,165)
Net carrying amount – December 31, 2020	$7,473	$13,569	$3,586	$24,628

	Buildings, plant and equipment[1]	Mining property costs subject to depreciation[2,4]	Mining property costs not subject to depreciation[2,3]	Total
At January 1, 2019
Cost	$14,750	$21,624	$14,610	$50,984
Accumulated depreciation and impairments	(11,150)	(15,366)	(11,642)	(38,158)
Net carrying amount – January 1, 2019	$3,600	$6,258	$2,968	$12,826
Additions[5,6]	298	3,458	1,371	5,127
Capitalized interest	—	—	14	14
Acquisitions[8]	3,473	2,270	1,660	7,403
Divestiture[9]	(127)	(106)	(27)	(260)
Disposals	(22)	—	—	(22)
Depreciation	(1,107)	(907)	—	(2,014)
Impairment reversals (charges)	990	742	(309)	1,423
Transfers[7]	648	573	(1,221)	—
Assets held for sale	—	—	(356)	(356)
At December 31, 2019	$7,753	$12,288	$4,100	$24,141
At December 31, 2019
Cost	$18,544	$27,268	$16,050	$61,862
Accumulated depreciation and impairments	(10,791)	(14,980)	(11,950)	(37,721)
Net carrying amount – December 31, 2019	$7,753	$12,288	$4,100	$24,141
[1]2019 additions include $85 million of transitional adjustments for the recognition of leased right-of-use assets upon the Company’s adoption of IFRS 16 on January 1, 2019. Additions include $4 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2020 (2019: $49 million). Depreciation includes depreciation for leased right-of-use assets of $21 million for the year ended December 31, 2020 (2019: $25 million). The net carrying amount of leased right-of-use assets was $50 million as at December 31, 2020 (2019: $75 million).
[2]Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.
[3]Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.
[4]Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.
[5]Additions include $3,422 million of remeasurement gain related to the change in ownership of Turquoise Ridge acquired through the Nevada Joint Venture. Refer to note 4 for further details.
[6]Additions include revisions to the capitalized cost of closure and rehabilitation activities.
[7]Primarily relates to long-lived assets that are transferred between categories within PP&E once they are placed into service.
[8]Acquisitions include assets acquired as part of the Merger and the establishment of Nevada Gold Mines. Refer to note 4 for further details.
9Relates to the sale of our 50% interest in Kalgoorlie. Refer to note 4 for further details.Mineral Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2020	Carrying amount at Dec. 31, 2019
Construction-in-progress[1]	$1,208	$1,009
Acquired mineral resources and exploration potential	786	1,504
Projects
Pascua-Lama	741	754
Norte Abierto	653	649
Donlin Gold	198	184
	$3,586	$4,100
[1]Represents assets under construction at our operating minesites.